MEMBERS LIFE INSURANCE COMPANY

MEMBERS® HORIZON VARIABLE ANNUITY

SUPPLEMENT DATED JUNE 18, 2020 TO

MEMBERS® HORIZON VARIABLE ANNUITY

PROSPECTUS DATED MAY 1, 2020

This supplement updates the prospectus for the variable annuity contract listed above and contains information that you should read and maintain for future reference. Please keep this supplement with your records.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I) should be removed from the entire prospectus and replaced with Invesco V.I. Small Cap Equity Fund (Series I).